NOTE 19 WARRANT LIABILITY (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 USD ($) shares
NOTE 19 WARRANT LIABILITY
Warrants outstanding, beginning | shares	46,257,289		14,894,898		0
Issued | shares	69,400,524		34,615,104		14,894,898
Exercised | shares	(49,800,176)		(422,678)
Expired | shares	(11,642,185)		(2,830,035)
Warrants outstanding, ending | shares	54,215,452		46,257,289		14,894,898
Issued | $ / shares		$ 0.12		$ 0.18
Exercised | $ / shares		0.13		0.19
Expired | $ / shares		$ 0.39		$ 0.36
Warrants liability, beginning	$ 106,312		$ 106,172		$ 0
Issued	1,061,738		2,084,768		1,704,597
Exercised	(5,341,149)		(18,847)
Expired	0		0
Gain (loss) on change in fair value of warrant liability	11,886,796		(2,065,781)		(1,598,425)
Warrants liability, ending	7,713,697		$ 106,312		$ 106,172
Less: Current portion of warrant liability	1,416,113
Non-current portion of warrant liability	$ 6,297,584